LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Expected Future Benefits
Year	Amount
2017	$106
2018	195
2019	314
2020	175
2021	47
Thereafter (through 2026)	383
$1,220